Commitments and contingencies: (Details) (USD $)	12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended		0 Months Ended
	Jun. 30, 2014 Stock options	Dec. 16, 2013 Calvin A. Wallen III	Feb. 29, 2008 Calvin A. Wallen III mi	Jun. 30, 2014 Calvin A. Wallen III	Dec. 16, 2013 Jon S. Ross	Feb. 29, 2008 Jon S. Ross mi	Dec. 12, 2013 Larry G. Badgley	Jun. 30, 2014 Larry G. Badgley	Dec. 12, 2013 Larry G. Badgley Maximum	Jun. 30, 2014 Larry G. Badgley Maximum	Jan. 14, 2011 Larry G. Badgley Stock options	Oct. 02, 2012 Larry G. Badgley Stock options	Mar. 24, 2014 Scott M. Pinsonnault
Commitments and contingencies
Base salary per year		$ 400,000	$ 200,000	$ 250,000	$ 300,000	$ 150,000	$ 250,000	$ (215,000)					$ 325,000
Term of employment under the agreement			36 months			36 months							3 years
Commencement payments amount													187,500
Monthly medical expense reimbursement amount									1,500	1,500			1,500
Extension period of term of employment upon the expiration of each month			1 month			1 month
Relocation distance for "Good Reason" termination			50			50
Stock options provided for grant (in shares)											288,667
Exercise price of shares available for grant (in dollars per share)											$ 1.20
Expiration period (in years)											5 years
Number of shares fully vested upon grant											15,667	273,000
Fair value of options on the date of grant	$ 100,997										$ 100,997